Intangible Assets - Schedule of Finite Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 7,152	$ 6,734
Accumulated amortization	(3,212)	(2,615)
Net carrying amount	3,940	4,119
Developed Technology
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	1,490	1,211
Accumulated amortization	(878)	(763)
Net carrying amount	$ 612	$ 448
Developed Technology | Weighted Average
Finite Lived Intangible Assets [Line Items]
Weighted-average life (years)	3 years 7 months 6 days	3 years 26 days
Tradenames
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 883	$ 582
Accumulated amortization	(254)	(223)
Net carrying amount	$ 629	$ 359
Tradenames | Weighted Average
Finite Lived Intangible Assets [Line Items]
Weighted-average life (years)	6 years 29 days	5 years 6 months 18 days
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 4,779	$ 4,941
Accumulated amortization	(2,080)	(1,629)
Net carrying amount	$ 2,699	$ 3,312
Customer Relationships | Weighted Average
Finite Lived Intangible Assets [Line Items]
Weighted-average life (years)	5 years	5 years